Derivatives - Fair Value Hedges (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Carrying amount of Financial instruments designated as fair value hedges [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	€ 16,900
Loans at amortized cost	8,794
Long-term debt	0
Other Assets/ Liabilities	0
Carrying amount of Financial instruments designated as fair value hedges [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0
Loans at amortized cost	0
Long-term debt	87,356
Other Assets/ Liabilities	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	326
Loans at amortized cost	59
Long-term debt	0
Other Assets/ Liabilities	0
Accumulated amount of fair value hedge adjustments - Total [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0
Loans at amortized cost	0
Long-term debt	2,292
Other Assets/ Liabilities	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Assets [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	(35)
Loans at amortized cost	1
Long-term debt	0
Other Assets/ Liabilities	0
Accumulated amount of fair value hedge adjustments - Terminated hedge relationships [Member] | Liabilities [Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	0
Loans at amortized cost	0
Long-term debt	369
Other Assets/ Liabilities	0
Fair Value changes used for hedge effectiveness [Member] | Hedged Items [Domain Member]
Fair Value Hedges [Line Items]
Financial assets at fair value through other comprehensive income	(31)
Loans at amortized cost	118
Long-term debt	506
Other Assets/ Liabilities	€ 0